Allowance For Doubtful Accounts For Trade Accounts Receivable	12 Months Ended
Oct. 31, 2011
Allowance For Doubtful Accounts For Trade Accounts Receivable [Abstract]
Allowance For Doubtful Accounts For Trade Accounts Receivable

(3) Allowance for Doubtful Accounts for Trade Accounts Receivable

A summary of changes in the allowance for doubtful accounts for trade accounts receivable for the years ended October 31, 2011, 2010 and 2009 follows:

		Years ended October 31,
	2011	2010	2009

Balance at beginning of year	$120,450	$108,913	$150,941
Allowance of acquired subsidiary	—	—	14,620
Bad debt expense (recovery)	40,231	29,798	(62,547)
Losses charged to allowance	(15,065)	(18,261)	(27,424)
Recoveries added to allowance	—	—	33,323

Balance at end of year	$145,616	$120,450	$108,913